Organization and Business Background - Schedule of Subsidiaries and Associates (Details)	3 Months Ended	6 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Mar. 02, 2020
Proportional of ownership interest and voting power held			17.86%
Subsidiary Company [Member]
Subsidiary company name	Agape ATP Corporation	Agape ATP Corporation
Place and date of incorporation	Labuan, March 6, 2017	Labuan, March 6, 2017
Particulars of issued capital	100 shares of ordinary share of US$1 each	100 shares of ordinary share of US$1 each
Principal activities	Investment holding	Investment holding
Proportional of ownership interest and voting power held	100.00%	100.00%
Subsidiary Company One [Member]
Subsidiary company name	Agape ATP International Holding Limited	Agape ATP International Holding Limited
Place and date of incorporation	Hong Kong, June 1, 2017	Hong Kong, June 1, 2017
Particulars of issued capital	1,000,000 shares of ordinary share of HK$1 each	1,000,000 shares of ordinary share of HK$1 each
Principal activities	Health and wellness products and health solution advisory services	Health and wellness products and health solution advisory services
Proportional of ownership interest and voting power held	100.00%	100.00%